Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions of dollars)
2011	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$640	$675	$668	$662
Profit before taxes	$115	$152	$126	$111
Profit	$83	$107	$93	$95

2010	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$631	$648	$640	$633
Profit before taxes	$71	$95	$89	$74
Profit	$53	$82	$73	$70

2009	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$681	$700	$676	$657
Profit before taxes	$71	$122	$80	$47
Profit	$51	$89	$76	$43